Pioneer High Income Fund, Inc.
Schedule of Investments  |  December 31, 2021

Ticker Symbol: PHT

Schedule of Investments  |  12/31/21
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 143.7%
	Senior Secured Floating Rate Loan Interests — 1.9% of Net Assets*(a)
	Airlines — 0.6%
1,140,000	Grupo Aeromexico, SAB de CV, DIP Tranche 1 Term Loan, 9.00% (LIBOR + 800 bps), 3/31/22	$ 1,148,550
523,589(b)	Grupo Aeromexico, SAB de CV, DIP Tranche 2 Term Loan, (15.5% PIK 0.00% Cash), 3/31/22	517,934
	Total Airlines	$1,666,484
	Auto Parts & Equipment — 0.5%
1,414,830	First Brands Group LLC, 2021 First Lien Term Loan, 6.00% (LIBOR + 500 bps), 3/30/27	$ 1,424,026
	Total Auto Parts & Equipment	$1,424,026
	Human Resources — 0.4%
1,069,542	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	$ 1,027,143
	Total Human Resources	$1,027,143
	Metal Processors & Fabrication — 0.4%
1,137,150	Grinding Media, Inc. (Molycop, Ltd.), First Lien Term Loan, 4.75% (LIBOR + 400 bps), 10/12/28	$ 1,137,861
	Total Metal Processors & Fabrication	$1,137,861
	Total Senior Secured Floating Rate Loan Interests (Cost $5,118,214)	$5,255,514

Shares
	Common Stocks — 0.3% of Net Assets
	Oil, Gas & Consumable Fuels — 0.2%
21(c)	Amplify Energy Corp.	$ 66
802,650(c)+^	PetroQuest Energy, Inc.	341,126
12,271(c)	Summit Midstream Partners LP	272,416
	Total Oil, Gas & Consumable Fuels	$613,608
	Specialty Retail — 0.1%
68,241(c)+^	Targus Cayman SubCo., Ltd.	$ 104,409
	Total Specialty Retail	$104,409
	Total Common Stocks (Cost $1,022,484)	$718,017

1Pioneer High Income Fund, Inc. |  | 12/31/21

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—2.7% of Net Assets
4,100,000(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.358% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	$ 4,346,528
710,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 6.05% (SOFR30A + 600 bps), 10/25/41 (144A)	725,966
120,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 6.25% (SOFR30A + 620 bps), 11/25/41 (144A)	124,058
450,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 6.30% (SOFR30A + 625 bps), 9/25/41 (144A)	443,539
430,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B2, 7.85% (SOFR30A + 780 bps), 11/25/41 (144A)	452,026
1,350,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 10.608% (1 Month USD LIBOR + 1050 bps), 2/25/47 (144A)	1,538,787
	Total Collateralized Mortgage Obligations (Cost $7,362,901)	$7,630,904

	Commercial Mortgage-Backed Securities—3.7% of Net Assets
500,000(a)	Capital Funding Mortgage Trust, Series 2020-9, Class B, 15.90% (1 Month USD LIBOR + 1490 bps), 11/19/22 (144A)	$ 500,000
605,000(a)	Capital Funding Mortgage Trust, Series 2021-[1]8, Class B, 14.35% (1 Month USD LIBOR + 1310 bps), 6/22/23 (144A)	605,000
1,500,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.46% (1 Month USD LIBOR + 1521 bps), 11/6/23 (144A)	1,498,916
1,435,233(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60% , 10/25/27 (144A)	1,236,291
1,500,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 6.994% (1 Month USD LIBOR + 690 bps), 8/25/29	1,320,260
1,139,036(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.344% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	1,139,338
978,146(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 9.094% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	986,081
Pioneer High Income Fund, Inc. |  | 12/31/212

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
49,149	L1C 3/8L1 LLC, Series 2019-1, Class B, 8.50% , 11/1/22 (144A)	$ 49,500
1,175,000(a)	Med Trust, Series 2021-MDLN, Class G, 5.36% (1 Month USD LIBOR + 525 bps), 11/15/38 (144A)	1,163,336
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00% , 5/15/48 (144A)	1,843,140
	Total Commercial Mortgage-Backed Securities (Cost $10,759,938)	$10,341,862

	Convertible Corporate Bonds — 2.2% of Net Assets
	Banks — 0.0%†
IDR1,422,679,000^	PT Bakrie & Brothers Tbk, 12/22/22	$ 9,982
	Total Banks	$9,982
	Chemicals — 1.4%
4,000,000(e)	Hercules LLC, 6.50%, 6/30/29	$ 4,015,000
	Total Chemicals	$4,015,000
	Entertainment — 0.3%
655,000(f)	DraftKings, Inc., 3/15/28 (144A)	$ 493,215
449,000	IMAX Corp., 0.50%, 4/1/26 (144A)	431,797
	Total Entertainment	$925,012
	Internet — 0.1%
135,000	Perficient, Inc., 0.125%, 11/15/26 (144A)	$ 127,751
	Total Internet	$127,751
	Pharmaceuticals — 0.3%
1,300,000	Tricida, Inc., 3.50%, 5/15/27	$ 715,910
	Total Pharmaceuticals	$715,910
	REITs — 0.1%
235,000	Summit Hotel Properties, Inc., 1.50%, 2/15/26	$ 245,105
	Total REITs	$245,105
	Total Convertible Corporate Bonds (Cost $5,387,846)	$6,038,760

3Pioneer High Income Fund, Inc. |  | 12/31/21

Principal Amount USD ($)		Value
	Corporate Bonds — 127.4% of Net Assets
	Advertising — 2.7%
200,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)	$ 207,500
2,090,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	2,231,075
900,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	963,000
2,485,000	Midas OpCo Holdings LLC, 5.625%, 8/15/29 (144A)	2,544,019
1,445,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	1,479,275
	Total Advertising	$7,424,869
	Aerospace & Defense — 2.0%
2,150,000	Bombardier, Inc., 6.00%, 2/15/28 (144A)	$ 2,156,514
960,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	995,914
1,210,000	Howmet Aerospace, Inc., 6.875%, 5/1/25	1,390,175
745,000	Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25 (144A)	765,488
218,000	Triumph Group, Inc., 8.875%, 6/1/24 (144A)	237,620
	Total Aerospace & Defense	$5,545,711
	Airlines — 3.4%
1,455,000	Delta Air Lines, Inc., 3.75%, 10/28/29	$ 1,492,493
355,000	Delta Air Lines, Inc., 7.375%, 1/15/26	417,892
1,380,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27 (144A)	1,473,150
3,960,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	3,965,940
EUR2,000,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	2,047,464
	Total Airlines	$9,396,939
	Auto Manufacturers — 1.8%
1,150,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	$ 1,215,907
1,399,000	General Motors Co., 6.125%, 10/1/25	1,607,777
2,260,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	2,364,683
	Total Auto Manufacturers	$5,188,367
	Auto Parts & Equipment — 1.9%
2,000,000	American Axle & Manufacturing, Inc., 6.50%, 4/1/27	$ 2,077,500
Pioneer High Income Fund, Inc. |  | 12/31/214

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Parts & Equipment — (continued)
1,798,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 1,871,574
1,195,000	Goodyear Tire & Rubber Co., 9.50%, 5/31/25	1,291,783
	Total Auto Parts & Equipment	$5,240,857
	Banks — 3.1%†
600,000(d)(g)	Bank of America Corp. Series Z, 6.50% (3 Month USD LIBOR + 417 bps)	$ 656,982
1,800,000(d)(g)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	1,931,616
700,000(d)(g)	Credit Suisse Group AG, 7.50% (5 Year USD Swap Rate + 460 bps) (144A)	756,000
815,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	796,663
1,931,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	1,955,137
1,680,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,719,900
675,000(d)(g)	Intesa Sanpaolo S.p.A., 7.70% (5 Year USD Swap Rate + 546 bps) (144A)	756,000
	Total Banks	$8,572,298
	Building Materials — 1.8%
1,175,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	$ 1,239,625
470,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	502,359
745,000	CP Atlas Buyer, Inc., 7.00%, 12/1/28 (144A)	741,275
424,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	431,416
2,062,000	Patrick Industries, Inc., 7.50%, 10/15/27 (144A)	2,196,030
	Total Building Materials	$5,110,705
	Chemicals — 6.0%
910,000	Braskem Idesa SAPI, 6.99%, 2/20/32 (144A)	$ 913,413
1,455,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	1,535,025
1,355,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	1,334,675
EUR885,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	1,007,451
2,250,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	2,883,267
470,000	Olin Corp., 9.50%, 6/1/25 (144A)	575,750
440,000	Olympus Water US Holding Corp., 6.25%, 10/1/29 (144A)	429,000
5Pioneer High Income Fund, Inc. |  | 12/31/21

Principal Amount USD ($)		Value
	Chemicals — (continued)
2,316,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	$ 2,367,739
920,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	944,150
1,340,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	1,366,800
2,030,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	2,027,463
1,290,000	Tronox, Inc., 6.50%, 5/1/25 (144A)	1,363,401
	Total Chemicals	$16,748,134
	Commercial Services — 6.6%
495,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	$ 481,388
350,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	366,907
1,905,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	2,035,350
950,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	997,500
790,000	Atento Luxco 1 SA, 8.00%, 2/10/26 (144A)	841,855
2,116,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	2,020,780
2,059,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	2,219,983
319,000	Herc Holdings, Inc., 5.50%, 7/15/27 (144A)	331,760
915,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	944,737
1,760,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	1,822,480
4,155,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,331,587
1,093,000	Sotheby's, 7.375%, 10/15/27 (144A)	1,164,045
862,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	916,254
	Total Commercial Services	$18,474,626
	Computers — 1.1%
1,810,000	Diebold Nixdorf, Inc., 8.50%, 4/15/24	$ 1,810,000
175,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	188,430
980,000	NCR Corp., 5.00%, 10/1/28 (144A)	1,009,400
	Total Computers	$3,007,830
	Diversified Financial Services — 9.7%
4,055,000	Alliance Data Systems Corp., 7.00%, 1/15/26 (144A)	$ 4,257,750
2,150,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	2,107,000
Pioneer High Income Fund, Inc. |  | 12/31/216

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
1,259,858(b)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% cash), 10/31/26 (144A)	$ 1,058,281
140,000	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	84,001
1,500,000	Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26 (144A)	969,390
EUR480,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	566,427
GBP820,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	1,152,920
2,147,628(b)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% cash), 9/15/24 (144A)	2,072,461
1,130,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	1,158,250
1,020,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	1,007,250
845,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (144A)	880,237
160,000	OneMain Finance Corp., 6.625%, 1/15/28	179,200
460,000	OneMain Finance Corp., 8.875%, 6/1/25	492,200
1,290,000	Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.375%, 12/15/22 (144A)	1,291,613
755,000	PHH Mortgage Corp., 7.875%, 3/15/26 (144A)	780,602
3,415,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,474,762
1,225,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	1,202,031
1,860,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	1,864,650
2,395,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.50%, 6/1/24 (144A)	2,562,650
	Total Diversified Financial Services	$27,161,675
	Electric — 1.4%
825,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$ 923,868
1,010,000(d)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	1,124,887
676,000	NRG Energy, Inc., 6.625%, 1/15/27	702,726
976,700	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	1,043,848
6,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	6,180
	Total Electric	$3,801,509
7Pioneer High Income Fund, Inc. |  | 12/31/21

Principal Amount USD ($)		Value
	Electrical Components & Equipments — 0.5%
750,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	$ 795,000
520,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	570,050
	Total Electrical Components & Equipments	$1,365,050
	Energy-Alternate Sources — 0.6%
1,575,000	Renewable Energy Group, Inc., 5.875%, 6/1/28 (144A)	$ 1,618,313
	Total Energy-Alternate Sources	$1,618,313
	Engineering & Construction — 1.4%
3,010,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 3,184,384
475,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26 (144A)	494,000
704,038(h)	Stoneway Capital Corp., 10.00%, 3/1/27 (144A)	213,859
	Total Engineering & Construction	$3,892,243
	Entertainment — 5.2%
2,264,138	AMC Entertainment Holdings, Inc., 10.00%, 6/15/26 (144A)	$ 2,238,100
768,000	AMC Entertainment Holdings, Inc., 10.50%, 4/24/26 (144A)	816,000
EUR870,400	Cirsa Finance International S.a.r.l., 6.25%, 12/20/23 (144A)	1,001,801
380,000	International Game Technology Plc, 4.125%, 4/15/26 (144A)	391,427
395,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	442,400
656,000	International Game Technology Plc, 6.50%, 2/15/25 (144A)	711,760
1,880,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	1,973,793
1,910,000	Scientific Games International, Inc., 7.00%, 5/15/28 (144A)	2,034,150
1,910,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	2,129,650
571,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	600,978
2,035,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	2,072,149
	Total Entertainment	$14,412,208
Pioneer High Income Fund, Inc. |  | 12/31/218

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Environmental Control — 0.9%
1,691,000	Covanta Holding Corp., 6.00%, 1/1/27	$ 1,745,957
766,000	Tervita Corp., 11.00%, 12/1/25 (144A)	881,858
	Total Environmental Control	$2,627,815
	Food — 2.3%
531,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.50%, 3/15/26 (144A)	$ 566,843
1,043,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	1,069,075
2,795,000	Frigorifico Concepcion SA, 7.70%, 7/21/28 (144A)	2,815,990
775,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	836,039
625,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29 (144A)	687,506
460,000	United Natural Foods, Inc., 6.75%, 10/15/28 (144A)	492,568
	Total Food	$6,468,021
	Forest Products & Paper — 2.3%
2,035,000	Mercer International, Inc., 5.125%, 2/1/29	$ 2,078,488
831,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	869,434
3,290,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	3,437,260
	Total Forest Products & Paper	$6,385,182
	Healthcare-Products — 1.0%
520,000	Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29 (144A)	$ 527,093
2,011,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	2,234,422
	Total Healthcare-Products	$2,761,515
	Healthcare-Services — 4.1%
975,000	Auna SAA, 6.50%, 11/20/25 (144A)	$ 1,004,211
580,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/27 (144A)	613,831
265,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29 (144A)	282,556
580,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	604,650
385,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	383,075
2,640,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	2,798,400
9Pioneer High Income Fund, Inc. |  | 12/31/21

Principal Amount USD ($)		Value
	Healthcare-Services — (continued)
2,396,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	$ 2,545,750
725,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	759,438
2,500,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	2,537,500
	Total Healthcare-Services	$11,529,411
	Home Builders — 1.9%
475,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$ 487,469
1,155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	1,287,478
1,680,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 4.875%, 2/15/30 (144A)	1,718,321
790,000	KB Home, 7.50%, 9/15/22	823,575
1,035,000	KB Home, 7.625%, 5/15/23	1,088,044
	Total Home Builders	$5,404,887
	Housewares — 0.1%
250,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$ 262,500
	Total Housewares	$262,500
	Insurance — 5.6%
3,800,000	Hanover Insurance Group, Inc., 7.625%, 10/15/25	$ 4,533,015
3,075,000(d)	Liberty Mutual Group, Inc., 10.75% (3 Month USD LIBOR + 712 bps), 6/15/58 (144A)	4,397,254
3,000,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	4,730,129
1,100,000	MetLife, Inc., 10.75%, 8/1/39	1,856,523
250,000(a)	Residential Reinsurance 2021, Ltd., 11.907% (3 Month U.S. Treasury Bill + 1175 bps), 12/6/25 (144A)	249,075
	Total Insurance	$15,765,996
	Internet — 0.1%
205,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	$ 231,360
	Total Internet	$231,360
	Iron & Steel — 2.2%
485,000	Allegheny Technologies, Inc., 4.875%, 10/1/29	$ 485,485
270,000	Allegheny Technologies, Inc., 5.125%, 10/1/31	272,025
1,840,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	1,948,100
155,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	175,427
Pioneer High Income Fund, Inc. |  | 12/31/2110

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Iron & Steel — (continued)
1,470,000	Commercial Metals Co., 5.375%, 7/15/27	$ 1,528,800
1,860,000	TMS International Corp., 6.25%, 4/15/29 (144A)	1,850,700
	Total Iron & Steel	$6,260,537
	Leisure Time — 2.6%
215,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 225,374
EUR280,000	Carnival Corp., 7.625%, 3/1/26 (144A)	334,719
285,000	Carnival Corp., 10.50%, 2/1/26 (144A)	325,326
EUR731,000	Carnival Plc, 1.00%, 10/28/29	624,183
1,295,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	1,289,263
360,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	354,600
745,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	753,612
270,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	285,525
380,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	425,600
2,790,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	2,762,100
	Total Leisure Time	$7,380,302
	Lodging — 2.5%
535,000	Boyd Gaming Corp., 4.75%, 6/15/31 (144A)	$ 545,700
440,000	Boyd Gaming Corp., 8.625%, 6/1/25 (144A)	471,469
950,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29 (144A)	957,125
910,000	Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31 (144A)	931,567
815,000	Hyatt Hotels Corp., 5.375%, 4/23/25	903,743
390,000	Hyatt Hotels Corp., 5.75%, 4/23/30	465,637
35,000	Marriott International, Inc., 5.75%, 5/1/25	39,413
1,700,000	MGM Resorts International, 6.00%, 3/15/23	1,776,500
725,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	803,909
	Total Lodging	$6,895,063
	Machinery-Construction & Mining — 0.3%
955,000	Terex Corp., 5.00%, 5/15/29 (144A)	$ 981,263
	Total Machinery-Construction & Mining	$981,263
	Machinery-Diversified — 0.4%
1,113,000	Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24 (144A)	$ 1,139,434
	Total Machinery-Diversified	$1,139,434
11Pioneer High Income Fund, Inc. |  | 12/31/21

Principal Amount USD ($)		Value
	Media — 3.6%
480,000	Audacy Capital Corp., 6.75%, 3/31/29 (144A)	$ 468,943
1,255,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	1,280,389
2,050,000	Cengage Learning, Inc., 9.50%, 6/15/24 (144A)	2,062,813
825,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	795,094
1,404,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	393,120
303,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	313,038
1,057,000	Gray Television, Inc., 7.00%, 5/15/27 (144A)	1,129,669
3,530,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	3,502,995
	Total Media	$9,946,061
	Mining — 4.2%
940,000	Arconic Corp., 6.125%, 2/15/28 (144A)	$ 1,000,348
1,665,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	1,525,890
3,440,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	3,498,067
415,000	Endeavour Mining Plc, 5.00%, 10/14/26 (144A)	410,850
375,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	389,531
705,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	758,756
1,150,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	1,163,225
692,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	733,520
2,184,000	Joseph T Ryerson & Son, Inc., 8.50%, 8/1/28 (144A)	2,375,100
	Total Mining	$11,855,287
	Multi-National — 0.3%
IDR10,330,000,000	Inter-American Development Bank, 7.875%, 3/14/23	$ 751,385
	Total Multi-National	$751,385
	Oil & Gas — 14.9%
2,430,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 2,610,306
1,105,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	1,063,220
4,000,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	4,190,000
1,402,000	Cenovus Energy, Inc., 6.75%, 11/15/39	1,906,578
2,015,000	Chesapeake Energy Corp., 6.75%, 4/15/29 (144A)	2,186,275
2,085,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)	2,251,800
Pioneer High Income Fund, Inc. |  | 12/31/2112

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
330,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.625%, 7/15/25 (144A)	$ 349,150
2,135,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	2,118,988
830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31 (144A)	854,900
870,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	828,675
1,010,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	1,058,834
1,535,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,634,652
1,280,000	Murphy Oil Corp., 6.375%, 7/15/28	1,360,422
305,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	315,617
1,109,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	1,003,645
2,000,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	2,042,500
2,010,000	Occidental Petroleum Corp., 4.40%, 4/15/46	2,060,250
2,560,000	Parkland Corp., 4.625%, 5/1/30 (144A)	2,544,000
300,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	285,375
692,000	Petroleos Mexicanos, 6.70%, 2/16/32 (144A)	698,920
579,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	590,128
1,010,000	Rockcliff Energy II LLC, 5.50%, 10/15/29 (144A)	1,040,300
2,269,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,656,370
1,015,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	1,040,375
885,000	Southwestern Energy Co., 4.75%, 2/1/32	931,657
2,120,000	Tap Rock Resources LLC, 7.00%, 10/1/26 (144A)	2,204,800
2,075,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	2,096,559
1,000,000	YPF SA, 6.95%, 7/21/27 (144A)	654,700
ARS15,750,000	YPF SA, 16.50%, 5/9/22 (144A)	73,291
	Total Oil & Gas	$41,652,287
	Oil & Gas Services — 2.4%
385,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$ 401,447
2,583,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	2,712,150
13Pioneer High Income Fund, Inc. |  | 12/31/21

Principal Amount USD ($)		Value
	Oil & Gas Services — (continued)
3,140,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	$ 2,920,200
703,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	742,544
	Total Oil & Gas Services	$6,776,341
	Packaging & Containers — 1.5%
1,500,000	Greif, Inc., 6.50%, 3/1/27 (144A)	$ 1,556,250
2,500,000	OI European Group BV, 4.75%, 2/15/30 (144A)	2,533,700
	Total Packaging & Containers	$4,089,950
	Pharmaceuticals — 3.1%
1,005,000	Bausch Health Americas, Inc., 8.50%, 1/31/27 (144A)	$ 1,055,250
535,000	Bausch Health Cos., Inc., 7.00%, 1/15/28 (144A)	532,325
535,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	529,650
1,970,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28 (144A)	1,467,650
1,376,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 7/31/27 (144A)	1,400,658
965,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	966,206
579,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	591,697
2,080,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	2,087,207
	Total Pharmaceuticals	$8,630,643
	Pipelines — 7.3%
910,000	DCP Midstream Operating LP, 5.60%, 4/1/44	$ 1,132,040
1,175,000(d)	DCP Midstream Operating LP, 5.85% (3 Month USD LIBOR + 385 bps), 5/21/43 (144A)	1,139,750
1,210,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,237,225
1,060,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,102,400
1,524,000(a)	Energy Transfer LP, 3.149% (3 Month USD LIBOR + 302 bps), 11/1/66	1,219,200
1,965,000(d)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	1,994,475
925,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	959,687
248,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	239,320
270,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	272,402
717,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	723,148
Pioneer High Income Fund, Inc. |  | 12/31/2114

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
770,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	$ 793,531
421,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27	436,788
1,375,000	Golar LNG, Ltd., 7.00%, 10/20/25 (144A)	1,353,000
1,760,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	1,883,200
1,150,000	NuStar Logistics LP, 6.375%, 10/1/30	1,276,500
1,850,000	ONEOK, Inc., 6.875%, 9/30/28	2,257,995
1,801,000	Williams Cos., Inc., 5.75%, 6/24/44	2,344,115
	Total Pipelines	$20,364,776
	REITs — 1.4%
230,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	$ 221,339
3,676,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	3,836,825
	Total REITs	$4,058,164
	Retail — 4.5%
1,240,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 1,224,537
895,000	Asbury Automotive Group, Inc., 4.625%, 11/15/29 (144A)	911,781
520,000	At Home Group, Inc., 7.125%, 7/15/29 (144A)	510,900
1,625,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	1,840,312
1,045,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)	1,045,000
470,000	IRB Holding Corp., 7.00%, 6/15/25 (144A)	497,246
1,365,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	1,402,783
615,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	655,744
880,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	908,600
475,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29 (144A)	515,969
EUR1,715,000	Shiba Bidco S.p.A., 4.50%, 10/31/28 (144A)	1,972,053
275,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	277,750
798,000	Staples, Inc., 7.50%, 4/15/26 (144A)	819,945
	Total Retail	$12,582,620
	Software — 0.5%
1,350,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	$ 1,316,250
	Total Software	$1,316,250
15Pioneer High Income Fund, Inc. |  | 12/31/21

Principal Amount USD ($)		Value
	Telecommunications — 4.3%
1,495,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 1,427,725
1,169,000	Altice France Holding SA, 10.50%, 5/15/27 (144A)	1,256,675
270,000	Altice France SA, 5.125%, 1/15/29 (144A)	263,250
559,000	CommScope Technologies LLC, 6.00%, 6/15/25 (144A)	559,000
910,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	904,367
119,296	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 8.00%, 12/31/26 (144A)	116,314
298,833	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 8.75%, 5/25/24 (144A)	306,680
169,706(b)	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 13.00% (7.0% PIK or 6.0% cash), 12/31/25 (144A)	174,373
1,050,000	LogMeIn, Inc., 5.50%, 9/1/27 (144A)	1,062,600
3,080,000	Sprint Corp., 7.125%, 6/15/24	3,457,777
41,000	Sprint Corp., 7.625%, 3/1/26	49,225
2,385,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	2,529,197
	Total Telecommunications	$12,107,183
	Transportation — 3.6%
2,640,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 2,534,400
1,375,000	Danaos Corp., 8.50%, 3/1/28 (144A)	1,505,625
820,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	828,200
1,500,000	Seaspan Corp., 6.50%, 4/29/26 (144A)	1,606,711
1,240,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27 (144A)	1,289,600
2,055,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	2,286,187
	Total Transportation	$10,050,723
	Trucking & Leasing — 0.3%
690,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 772,800
	Total Trucking & Leasing	$772,800
	Total Corporate Bonds (Cost $335,403,401)	$356,009,090

Pioneer High Income Fund, Inc. |  | 12/31/2116

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Shares		Value
	Convertible Preferred Stock — 0.8% of Net Assets
	Banks — 0.8%
1,600(g)	Wells Fargo & Co., 7.50%	$ 2,384,848
	Total Banks	$2,384,848
	Total Convertible Preferred Stock (Cost $2,022,424)	$2,384,848

	Preferred Stock — 1.2% of Net Assets
	Diversified Financial Services — 1.1%
3,000(d)(g)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 458 bps) (144A)	$ 3,183,750
	Total Diversified Financial Services	$3,183,750
	Internet — 0.1%
129,055	MYT Holding LLC, 10.00%, 6/6/29	$ 139,379
	Total Internet	$139,379
	Total Preferred Stock (Cost $3,235,605)	$3,323,129

	Warrants — 0.1% of Net Assets
	Health Care Providers & Services — 0.0%†
1,819,798(i)	ANR, Inc.,3/31/23	$ 10,919
	Total Health Care Providers & Services	$10,919
	Oil, Gas & Consumable Fuels — 0.0%†
354(c)(j)	Alpha Metallurgical Resources, Inc.,7/25/23	$ 8,577
	Total Oil, Gas & Consumable Fuels	$8,577
	Transportation — 0.1%
10,071(c)(k)^	Syncreon Group,10/1/24	$ 218,793
	Transportation	$218,793
	Total Warrants (Cost $308,610)	$238,289

Face Amount USD ($)
Insurance-Linked Securities — 1.2% of Net Assets#
Collateralized Reinsurance — 0.1%
Multiperil – Worldwide — 0.1%
500,000(c)(l)+	Cypress 2017, 1/31/23	$ 50
17Pioneer High Income Fund, Inc. |  | 12/31/21

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
54,000(l)+	Limestone Re, 3/1/23 (144A)	$ 6,993
277,770(c)(l)+	Oyster Bay Re 2018, 1/31/23	252,104
		$259,147
	Total Collateralized Reinsurance	$259,147
	Reinsurance Sidecars — 1.1%
	Multiperil – U.S. — 0.0%†
500,000(c)(m)+	Harambee Re 2018, 12/31/22	$ 900
600,000(m)+	Harambee Re 2019, 12/31/22	660
		$1,560
	Multiperil – Worldwide — 1.1%
3,037(m)+	Alturas Re 2019-2, 3/10/23	$ 4,276
24,550(m)+	Alturas Re 2019-3, 9/12/23	11,953
162,311(l)+	Alturas Re 2020-1A, 3/10/23 (144A)	14,559
29,558(m)+	Alturas Re 2020-2, 3/10/23	24,705
1,167,977(c)(l)+	Berwick Re 2018-1, 12/31/22	90,285
834,446(c)(l)+	Berwick Re 2019-1, 12/31/22	99,716
1,000,000(c)(l)+	Berwick Re 2022, 12/31/27	1,000,000
849(l)+	Limestone Re 2018, 3/1/23	—
500,000(c)(m)+	Lorenz Re 2018, 7/1/22	—
499,318(c)(m)+	Lorenz Re 2019, 6/30/22	16,378
500,000(c)(l)+	Merion Re 2018-2, 12/31/22	82,750
1,000,000(c)(l)+	Pangaea Re 2016-2, 11/30/22	1,783
500,000(c)(l)+	Pangaea Re 2018-1, 12/31/22	10,527
1,000,000(c)(l)+	Pangaea Re 2018-3, 7/1/22	20,743
409,624(c)(l)+	Pangaea Re 2019-1, 2/1/23	8,536
735,313(c)(l)+	Pangaea Re 2019-3, 7/1/23	26,450
300,000(c)(l)+	Sector Re V, 12/1/23 (144A)	44,160
20,000(l)+	Sector Re V, 12/1/24 (144A)	58,846
1,500,000(l)+	Sector Re V, 12/1/26 (144A)	1,500,000
250,000(l)+	Sussex Re 2020-1, 12/31/22	8,000
500,000(l)+	Versutus Re 2018, 12/31/22	—
441,274(l)+	Versutus Re 2019-A, 12/31/22	—
58,727(l)+	Versutus Re 2019-B, 12/31/22	—
253,645(c)(l)+	Woburn Re 2018, 12/31/22	16,844
244,914(c)(l)+	Woburn Re 2019, 12/31/22	62,299
		$3,102,810
	Total Reinsurance Sidecars	$3,104,370
	Total Insurance-Linked Securities (Cost $4,100,986)	$3,363,517

Pioneer High Income Fund, Inc. |  | 12/31/2118

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Foreign Government Bonds — 1.0% of Net Assets
	Mexico — 0.7%
MXN38,420,700	Mexican Bonos, 8.000%, 12/7/23	$ 1,901,773
	Total Mexico	$1,901,773
	Nigeria — 0.1%
475,000	Nigeria Government International Bond, 7.375%, 9/28/33 (144A)	$ 452,010
	Total Nigeria	$452,010
	Russia — 0.2%
452,400(n)	Russian Government International Bond, 7.500%, 3/31/30	$ 511,909
	Total Russia	$511,909
	Total Foreign Government Bonds (Cost $2,858,540)	$2,865,692

Shares
	SHORT TERM INVESTMENTS — 1.2% of Net Assets
	Open-End Mutual Funds — 1.2%
3,284,076	Dreyfus Government Cash Management, Institutional Shares, 0.03%	$ 3,284,076
		$3,284,076
	TOTAL SHORT TERM INVESTMENTS (Cost $3,284,076)	$3,284,076
Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Option Purchased — 0.0%†
3,500,000	Put EUR Call USD	Bank of America NA	EUR 31,099	EUR 1.15	2/15/22	$53,682
3,620,000	Put EUR Call USD	Goldman Sachs & Co.	EUR 24,494	EUR 1.13	2/14/22	17,252
1,650,000	Put EUR Call USD	JPMorgan Chase Bank NA	EUR 23,405	EUR 1.17	2/4/22	45,905
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 78,998)					$116,839

19Pioneer High Income Fund, Inc. |  | 12/31/21

Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Currency Call Options Purchased — 0.0%†
3,625,000	Call EUR Put USD	Bank of America NA	EUR 55,707	EUR 1.20	10/19/22	$78,990
	TOTAL OPTIONS PURCHASED (Premiums paid $ 134,705)					$195,829

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 143.7% (Cost $380,999,730)					$401,649,527
	Over The Counter (OTC) Currency Call Option Written — (0.0%)†
(3,500,000)	Call EUR Put USD	Bank of America NA	EUR 31,099	EUR 1.20	2/15/22	$(144)
(3,620,000)	Call EUR Put USD	Goldman Sachs & Co.	EUR 24,494	EUR 1.16	2/14/22	(5,526)
(1,650,000)	Call EUR Put USD	JPMorgan Chase Bank NA	EUR 23,405	EUR 1.25	2/4/22	—
	Total Over The Counter (OTC) Currency Call Option Written (Premiums paid $ (78,998))					$(5,670)

	Over The Counter (OTC) Currency Put Option Written — (0.0%)†
(3,625,000)	Put EUR Call USD	Bank of America NA	EUR 55,707	EUR 1.15	10/19/22	$(19,739)
	TOTAL OPTIONS WRITTEN (Premiums received $ (134,705))					$(25,409)

	OTHER ASSETS AND LIABILITIES — (43.7)%					$(122,206,962)
	Net Assets — 100.0%					$279,417,156
bps	Basis Points
CMT	Constant Maturity Treasury Index
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR30A	Secured Overnight Financing Rate 30 Day Average
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2021, the value of these securities amounted to $312,558,420, or 111.9% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2021.
(b)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2021.
Pioneer High Income Fund, Inc. |  | 12/31/2120

Schedule of Investments  |  12/31/21
(unaudited) (continued)
(e)	Security is priced as a unit.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Security is in default.
(i)	ANR, Inc., 3/31/23 warrants are exercisable into 1,819,798 shares.
(j)	Alpha Metallurgical Resources, Inc., 7/26/23 warrants are exercisable into 354 shares.
(k)	Syncreon Group, 10/1/24 warrants are exercisable into 10,071 shares.
(l)	Issued as participation notes.
(m)	Issued as preference shares.
(n)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2021.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2021.
+	Security that used signiﬁcant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or brokerdealers).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$3,037	$4,276
Alturas Re 2019-3	6/26/2019	24,550	11,953
Alturas Re 2020-1A	12/27/2019	162,311	14,559
Alturas Re 2020-2	1/1/2020	29,558	24,705
Berwick Re 2018-1	10/19/2018	170,602	90,285
Berwick Re 2019-1	12/31/2018	99,709	99,716
Berwick Re 2022	12/28/2021	1,000,000	1,000,000
Cypress 2017	1/24/2017	1,681	50
Harambee Re 2018	12/19/2017	10,612	900
Harambee Re 2019	12/20/2018	—	660
Limestone Re	6/20/2018	359	6,993
Limestone Re 2018	6/20/2018	849	—
Lorenz Re 2018	6/26/2018	95,484	—
Lorenz Re 2019	6/26/2019	157,040	16,378
Merion Re 2018-2	12/28/2017	20,576	82,750
Oyster Bay Re 2018	10/19/2018	247,921	252,104
Pangaea Re 2016-2	5/31/2016	—	1,783
Pangaea Re 2018-1	1/11/2018	71,503	10,527
21Pioneer High Income Fund, Inc. |  | 12/31/21

Restricted Securities	Acquisition date	Cost	Value
Pangaea Re 2018-3	5/31/2018	$240,861	$20,743
Pangaea Re 2019-1	1/9/2019	4,301	8,536
Pangaea Re 2019-3	7/25/2019	22,059	26,450
Sector Re V	12/4/2018	76,162	44,160
Sector Re V	1/1/2020	20,000	58,846
Sector Re V	12/6/2021	1,500,000	1,500,000
Sussex Re 2020-1	1/23/2020	—	8,000
Versutus Re 2018	1/31/2018	—	—
Versutus Re 2019-A	1/28/2019	—	—
Versutus Re 2019-B	12/24/2018	—	—
Woburn Re 2018	10/19/2018	87,980	16,844
Woburn Re 2019	2/14/2019	53,831	62,299
Total Restricted Securities			$3,363,517
% of Net assets			1.2%
Distributions of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:
United States	74.1%
Canada	8.1%
Luxembourg	2.7%
United Kingdom	2.2%
Netherlands	1.9%
Mexico	1.6%
Ireland	1.2%
Turkey	1.0%
Italy	1.0%
Other (individually less than 1%)	6.2%
100.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	7,300,000	EUR	719,559	Bank of America NA	1/10/22	$9,395
EUR	495,000	USD	561,747	Brown Brothers Harriman & Co.	2/24/22	2,432
USD	1,525,327	EUR	1,345,000	Brown Brothers Harriman & Co.	1/27/22	(6,783)
USD	2,196,229	EUR	1,933,000	Citibank NA	2/24/22	(6,919)
EUR	6,045,000	USD	7,032,938	Goldman Sachs International	1/27/22	(146,988)
EUR	2,370,000	USD	2,682,749	HSBC Bank USA NA	3/25/22	20,296
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(128,567)
Pioneer High Income Fund, Inc. |  | 12/31/2122

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
ARS	— Argentina Peso
EUR	— Euro
GBP	— United Kingdom Pound
IDR	— Indonesia Rupiah
MXN	— Mexico Peso
NOK	— Norway Krone
USD	— United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2021, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$5,255,514	$—	$5,255,514
Common Stocks
Oil, Gas & Consumable Fuels	272,482	—	341,126	613,608
Specialty Retail	—	—	104,409	104,409
Collateralized Mortgage Obligations	—	7,630,904	—	7,630,904
Commercial Mortgage-Backed Securities	—	10,341,862	—	10,341,862
Convertible Corporate Bonds	—	6,038,760	—	6,038,760
Corporate Bonds	—	356,009,090	—	356,009,090
Convertible Preferred Stock	2,384,848	—	—	2,384,848
Preferred Stock	3,323,129	—	—	3,323,129
Warrants	238,289	—	—	238,289
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	259,147	259,147
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,560	1,560
23Pioneer High Income Fund, Inc. |  | 12/31/21

	Level 1	Level 2	Level 3	Total
Multiperil – Worldwide	$—	$—	$3,102,810	$3,102,810
Foreign Government Bonds	—	2,865,692	—	2,865,692
Open-End Mutual Funds	3,284,076	—	—	3,284,076
Over The Counter (OTC) Currency Call Options Purchased	—	78,990	—	78,990
Over The Counter (OTC) Currency Put Option Purchased	—	116,839	—	116,839
Total Investments in Securities	$9,502,824	$388,337,651	$3,809,052	$401,649,527
Other Financial Instruments
Credit Agreement(a)	$—	$(128,000,000)	$—	$(128,000,000)
Over The Counter (OTC) Currency Call Option Written	—	(5,670)	—	(5,670)
Over The Counter (OTC) Currency Put Option Written	—	(19,739)	—	(19,739)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(128,567)	—	(128,567)
Total Other Financial Instruments	$—	$(128,153,976)	$—	$(128,153,976)
(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 3/31/21	$703,438	$1,350,281	$2,053,719
Realized gain (loss)(1)	100,664	(273,394)	(172,730)
Changed in unrealized appreciation (depreciation)(2)	(17,993)	(9,639)	(27,632)
Accrued discounts/premiums	—	(149,406)	(149,406)
Purchases	—	2,500,000	2,500,000
Sales	(340,574)	(54,325)	(394,899)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 12/31/21	$445,535	$3,363,517	$3,809,052
*	Transfers are calculated on the beginning of period value. During the nine months ended December 31, 2021, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2021:	$(125,002)
Pioneer High Income Fund, Inc. |  | 12/31/2124